SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expenses [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

4       SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Selling, general and administrative expenses consisted of the following items for the year ended December 31:

	2025	2024	2023
Network and IT costs	162	140	124
Personnel costs	127	89	86
Customer associated costs	53	41	39
Consulting, professional and other services	33	14	5
Taxes, other than income taxes	8	9	7
Facility and office supplies	4	6	9
Losses on receivables	2	2	2
Other	4	4	12
Total selling, general and administrative expenses	393	305	284

ACCOUNTING POLICIES

Customer associated costs

Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain customer acquisition costs are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within “Customer associated costs.”

Leases

Short-term leases and leases for low value items are immediately expensed as incurred.